Schedule aged analysis of trade receivables (Details) - Alps Life Science Inc [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Trade receivables	$ 45,528	$ 74,016
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables	2,307	27,218
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	9,419	952
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	4,199	12,461
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 29,603	$ 33,385